Convertible Notes Payable - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended		25 Months Ended	31 Months Ended	83 Months Ended	91 Months Ended
	Jun. 05, 2011	Sep. 30, 2014	Sep. 30, 2013	Feb. 28, 2011	Dec. 31, 2008	Jan. 31, 2013	Sep. 30, 2013	Apr. 20, 2013	Mar. 31, 2013	Oct. 31, 2012	Sep. 30, 2012
Short-term Debt [Line Items]
Proceeds from convertible debt	$ 250,000	$ 0	$ 250,000	$ 275,200	$ 105,000	$ 1,735,000
Debt instrument, interest rate, stated percentage	6.00%
Convertible preferred stock, value, upon closing of preferred equity financing	750,000	1,000,000
Convertible notes, total aggregate principal balance								1,880,000
Matured Convertible Notes										50,000	1,245,000
Percentage of principle balance of notes on conversion price of notes		20.00%
Convertible Notes Payable Related Parties Current						105,000			1,345,000
Related Parties [Member]
Short-term Debt [Line Items]
Convertible notes, total aggregate principal balance								1,880,000
Matured Convertible Notes						$ 50,000					$ 55,000
Minimum
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage						0.00%
Percentage of principle balance of notes on conversion price of notes		6.00%	10.00%			10.00%	10.00%
Maximum
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage						0.00%
Percentage of principle balance of notes on conversion price of notes		10.00%				50.00%	50.00%